Leases	3 Months Ended
Mar. 31, 2024
Leases
Leases

4.  Leases

As of March 31, 2024, the Company was a party, as the lessee, to one finance lease facility. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facility, which totaled two vessels as of March 31, 2024. ASC has provided a guarantee in respect of the finance lease facility, which guarantee may be called upon following a payment default. The outstanding principal balances on the finance lease facility as of March 31, 2024 and December 31, 2023 were as follows:

	As of
In thousands of U.S. Dollars	March 31, 2024	December 31, 2023
CMBFL / Shandong	52,818	54,237
Finance lease obligations	52,818	54,237
Amounts representing interest and deferred finance fees	(9,663)	(10,594)
Finance lease obligations, net of interest and deferred finance fees	43,155	43,643
Current portion of finance lease obligations	43,809	2,151
Current portion of deferred finance fees	(654)	(122)
Non-current portion of finance lease obligations	—	42,177
Non-current portion of deferred finance fees	—	(563)
Total finance lease obligations, net of deferred finance fees	43,155	43,643

Maturity analysis of the Company’s finance lease facility for each year are as follows:

As of
In thousands of U.S. Dollars	March 31, 2024
2024(1)	52,818
2025	—
2026	—
2027	—
2028 - 2031	—
Finance lease obligations	52,818
Amounts representing interest and deferred finance fees	(9,663)
Finance lease obligations, net of interest and deferred finance fees	43,155

(1) Nine-month period ending December 31, 2024

4.  Leases (continued)

CMBFL / Shandong

On June 25, 2021, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMB Financial Leasing Co., Ltd  (“CMBFL”) / Shandong, resulting in gross proceeds of $49.0 million less fees of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2026, with options to extend up to 2029. On February 14, 2024 the Company gave notice to exercise its purchase options, for both the Ardmore Seawolf and Ardmore Seahawk, which are currently under sale-leaseback arrangements. The vessel purchases are expected to occur in June 2024.

Finance Leases Financial Covenants

The Company’s existing finance lease facility (as described above) includes financial covenants which are the same, or no more onerous than, the Company’s long-term debt financial covenants described in Note 3. The Company was in compliance with all of its finance lease-related financial covenants as of March 31, 2024 and December 31, 2023.

Long Term Operating Leases

The Company sold the Ardmore Sealeader, the Ardmore Sealifter and the Ardmore Sealancer on June 5, 2022, July 16, 2022 and July 31, 2022, respectively and subsequently chartered the vessels back from the buyer for a period of 24 months.  Chartered-in vessels include both lease and non-lease components.  The lease component relates to the cost to a lessee to control the use of the vessel and the non-lease components relate to the cost to the lessees for the lessor to operate the vessel.  For time charters-in, the Company has elected to separate lease and non-lease components.

Operating leases are included in operating lease, right-of-use (“ROU”) asset, current portion of operating lease obligations, and non-current portion of operating lease obligations in the Company’s consolidated balance sheets. The ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.  Lease expense for lease payments is recognized on a straight-line basis over the lease term.

On March 8, 2024, the Company exercised its option to extend the charter-in period for the Hansa Sealeader by an additional 12 months, starting from July 5, 2024. In April 2024, the Company exercised its options to extend the charter-in period for the Hansa Sealifter and Hansa Sealancer by an additional 12 months, starting from August 17, 2024 and September 1, 2024 respectively.

Short Term Lease

The Company entered into a short term lease agreement in September 2023 to charter-in a vessel for a period of 12 months with the option to extend for a further six months. The Company elected the practical expedient of FASB Accounting Standards Codification 842- Leases (“ASC 842”), which allows for leases with an initial lease term of 12 months or less to be excluded from the operating lease right-of-use assets and lease liabilities. The Company recognizes the lease costs for all vessel-related operating leases as charter hire expenses, split between lease and non-lease components, on the condensed consolidated statements of operations on a straight-line basis over the lease term. For office operating leases, the Company has elected to combine lease and non-lease components on the condensed consolidated balance sheets.